UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Michelle Forgach, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

Huntington World Income Fund

Portfolio of Investments (Unaudited)

January 31, 2013

Shares		Value
Common Stocks — 63.2%
Australia — 0.8%

Financials — 0.8%
10,000	National Australia Bank Ltd.	$285,312

Bermuda — 2.1%

Energy — 1.0%
10,000	Seadrill Ltd. (a)	396,800

Industrials — 1.1%
31,000	Fly Leasing Ltd. ADR	398,660

		795,460

Brazil — 1.1%

Telecommunication Services — 1.1%
16,000	Telefonica Brasil SA ADR	402,880

Canada — 7.3%

Energy — 6.1%
9,300	Baytex Energy Corp. (b)	427,707
11,000	Crescent Point Energy Corp.	425,503
20,000	Freehold Royalties Ltd.	463,223
17,212	Pembina Pipeline Corp. (b)	500,525
45,000	Penn West Petroleum Ltd. (b)	455,400

		2,272,358

Telecommunication Services — 1.2%
9,800	BCE, Inc. ADR (a)	435,316

		2,707,674

Chile — 1.2%

Financials — 1.2%
20,000	Corpbanca SA ADR (b)	430,800

China — 0.7%

Information Technology — 0.7%
40,000	Giant Interactive Group, Inc. ADR	247,600

France — 2.6%

Energy — 1.5%
10,000	Total SA ADR (a)	542,900

Utilities — 1.1%
20,000	GDF Suez SA ADR	410,000

		952,900

New Zealand — 1.4%

Telecommunication Services — 1.4%
50,000	Telecom Corp. of New Zealand Ltd. ADR	506,400

Spain — 1.0%

Financials — 1.0%
48,000	Banco Santander SA ADR (a)	392,640

United Kingdom — 7.1%

Consumer Staples — 2.1%
4,000	British American Tobacco PLC ADR	415,600
120,000	FirstGroup PLC	369,260

		784,860

Shares		Value
Financials — 1.2%
40,000	Aviva PLC ADR	$468,400

Health Care — 2.4%
10,000	AstraZeneca PLC ADR (a)	481,800
9,000	GlaxoSmithKline PLC ADR	410,490

		892,290

Utilities — 1.4%
23,000	SSE PLC	517,678

		2,663,228

United States — 37.9%

Consumer Staples — 2.2%
12,500	Altria Group, Inc.	421,000
26,250	Vector Group Ltd.	407,925

		828,925

Energy — 14.0%
11,000	Calumet Specialty Products Partners LP	348,700
18,500	Cheniere Energy Partners LP (a)	428,275
13,000	Copano Energy LLC	506,480
31,000	Crosstex Energy LP (a)	511,810
9,300	Energy Transfer Partners LP	437,007
9,500	Enterprise Products Partners LP (a) (b)	538,365
4,600	Kinder Morgan Energy Partners LP (a)	408,940
20,000	Natural Resource Partners LP (b)	455,400
13,000	North European Oil Royalty Trust	332,930
8,700	Plains All American Pipeline LP (a)	458,490
15,000	Regency Energy Partners LP (b)	370,800
15,000	Vanguard Natural Resources LLC (b)	417,750

		5,214,947

Financials — 3.7%
25,000	Apollo Global Management LLC LP (b)	556,750
40,000	Fifth Street Finance Corp.	434,000
15,000	Solar Capital Ltd. (a)	379,050

		1,369,800

Health Care — 1.1%
60,000	PDL BioPharma, Inc.	412,800

Industrials — 1.4%
12,200	TAL International Group, Inc. (b)	511,180

Information Technology — 0.7%
600	Apple, Inc. (a)	273,186

Materials — 2.2%
11,000	Southern Copper Corp. (a)	433,290
1,500	Terra Nitrogen Co. LP (b)	367,125

		800,415

Shares		Value
Real Estate Investment Trusts — 7.2%
22,000	Annaly Capital Management, Inc.	$327,140
13,000	Hatteras Financial Corp.	352,040
16,000	Hospitality Properties Trust	403,520
36,000	Inland Real Estate Corp.	326,880
14,000	Invesco Mortgage Capital, Inc.	303,800
40,000	Medical Properties Trust, Inc.	538,000
17,000	Omega Healthcare Investors, Inc. (b)	434,520

		2,685,900

Telecommunication Services — 3.0%
10,000	CenturyLink, Inc.	404,500
80,000	Frontier Communications Corp. (b)	365,600
37,000	Windstream Corp. (b)	360,380

		1,130,480

Utilities — 2.4%
14,000	Exelon Corp.	440,160
26,000	TECO Energy, Inc.	462,020

		902,180

		14,129,813

Total Common Stocks (Cost $23,091,897)		23,514,707

Preferred Stocks — 13.4%
Germany — 1.0%

Financials — 1.0%
15,000	Allianz SE, 8.375%	386,250

United States — 12.4%

Financials — 6.0%
13,000	Ameriprise Financial, Inc., 7.750%	365,820
14,000	First Republic Bank, Series A, 6.700%	379,400
15,000	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	381,000
12,000	PNC Financial Services Group, Inc., Series P, 6.125%	324,720
15,000	Raymond James Financial, Inc., 6.900%	407,700
13,500	Wells Fargo & Co., Series J, 8.000%	399,870

		2,258,510

Materials — 0.9%
11,000	Molycorp, Inc., Series A, 5.500%	325,600

Real Estate Investment Trusts — 2.2%
16,000	PS Business Parks, Inc., Series S, 6.450%	417,280
14,500	Vornado Realty LP, 7.875%	395,270

		812,550

Telecommunication Services — 1.3%
17,500	Qwest Corp., 7.500%	476,000

Utilities — 2.0%
15,000	FPC Capital I, Series A, 7.100% (b)	380,400
13,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	352,300

Principal Amount or Shares		Value
		$732,700

		4,605,360

Total Preferred Stocks (Cost $5,183,545)		4,991,610

Corporate Bonds — 8.9%
Australia — 1.6%

Financials — 1.6%
500,000	Goldman Sachs Group, Inc./The, 7.750%, 11/23/16 (c)	578,139

Multi-Nationals — 3.1%

Financials — 3.1%
625,000	Asian Development Bank, 9.250%, 4/30/13 GMTN (d)	316,680
860,000,000	European Bank for Reconstruction & Development, 7.200%, 6/8/16 GMTN (e)	95,385
2,500,000,000	Inter-American Development Bank, 6.500%, 6/4/14 GMTN (e)	260,093
1,000,000	Inter-American Development Bank, 5.250%, 7/19/16 (e)	489,440

		1,161,598

United States — 4.2%

Financials — 2.2%
255,000	General Electric Capital Corp., 5.000%, 2/28/14 EMTN	217,221
350,000	General Electric Capital Corp., 5.500%, 2/1/17 GMTN	306,084
250,000	Morgan Stanley, 7.625%, 3/3/16 GMTN	281,195

		804,500

Materials — 1.4%
500,000	Cliffs Natural Resources, Inc., 5.900%, 3/15/20	533,240

Real Estate Investment Trusts — 0.6%
200,000	Developers Diversified Realty Corp., 7.500%, 4/1/17	238,948

		1,576,688

Total Corporate Bonds (Cost $3,265,886)		3,316,425

Foreign Government Bonds — 5.7%
Canada — 1.0%

Government — 1.0%
665,000	Export Development Canada, 7.500%, 3/22/13 EMTN (c)	379,154

Indonesia — 0.5%
1,700,000,000	Indonesia Government Bond, Series FR55, 7.375%, 9/15/16 (c)	190,765

Mexico — 2.1%
33,500	Mexican Bonos, Series MI10, 8.000%, 12/19/13 (c)	271,550
23,500	Mexican Bonos, Series M, 7.000%, 6/19/14 (c)	191,047
38,000	Mexican Bonos, Series M, 5.000%, 6/15/17 (c)	302,583

		765,180

Principal Amount or Shares		Value
Poland — 1.3%
530,000	Poland Government Bond, Series 414, 5.750%, 4/25/14 (c)	$176,438
279,000	Poland Government Bond, Series 415, 5.500%, 4/25/15 (c)	94,441
560,000	Poland Government Bond, Series 416, 5.000%, 4/25/16 (c)	190,338

		461,217

South Africa — 0.2%
620,000	South Africa Government Bond, Series R201, 8.750%, 12/21/14 (c)	73,738

Turkey — 0.6%
394,000	Turkey Government Bond, 8.000%, 1/29/14 (c)	229,169

Total Foreign Government Bonds (Cost $2,210,256)		2,099,223

Closed-End Funds — 2.3%
31,000	GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (b)	417,880
26,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	452,400

Total Closed-End Funds (Cost $888,052)		870,280

Exchange-Traded Funds — 1.9%
4,000	iShares iBoxx $ High Yield Corporate Bond Fund (a)	374,680
4,300	WisdomTree Emerging Markets Corporate Bond Fund	345,161

Total Exchange-Traded Funds (Cost $688,315)		719,841

Options Purchased — 0.8%
150	CBOE Volatility Index, Call @ $13, Expiring February 2013	30,000
200	CBOE Volatility Index, Call @ $13, Expiring March 2013 (a)	77,000
500	S&P 500 Index, Put @ $1,470, Expiring February 2013 (f)	31,000
500	S&P 500 Index, Put @ $1,500, Expiring March 2013 (f)	144,500

Total Options Purchased (Cost $492,556)		282,500

Cash Equivalents — 4.2%
1,567,280	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (f) (g) (h)	1,567,280

Total Cash Equivalents (Cost $1,567,280)		1,567,280

Short-Term Securities Held as Collateral for Securities Lending — 15.7%
5,856,463	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (h)	5,856,463

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $5,856,463)		5,856,463

Total Investments (Cost $43,244,250) — 116.1%		43,218,329

Liabilities in Excess of Other Assets — (16.1)%		(5,989,257)

Net Assets — 100.0%		$37,229,072

(a)	All or a portion of the security is held as collateral for written call options.
(b)	All or a portion of the security was on loan as of January 31, 2013. The total value of securities on loan as of January 31, 2013 was $5,773,775.
(c)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(d)	Foreign-denominated security. Principal amount is reported in Brazilian Real.
(e)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.
(f)	All or a portion of the security is held as collateral for written put options.
(g)	Investment in affiliate.
(h)	Rate disclosed is the seven day yield as of January 31, 2013.

ADR — American Depositary Receipt

EMTN — Euro Medium Term Note

GMTN — Global Medium Term Note

Huntington Income Generation Fund

Portfolio of Investments (Unaudited)

January 31, 2013

Shares		Value
Mutual Funds — 97.4% (a)
34,940	Huntington Disciplined Equity Fund, Trust Shares	$353,597
25,056	Huntington Dividend Capture Fund, Trust Shares	248,811
4,385	Huntington Income Equity Fund, Trust Shares	103,314
163,229	Huntington World Income Fund, Trust Shares	1,439,679

Total Mutual Funds (Cost $2,119,382)		2,145,401

Total Investments (Cost $2,119,382) — 97.4%		2,145,401

Other Assets in Excess of Liabilities — 2.6%		57,999

Net Assets — 100.0%		$2,203,400

(a)	Investment in affiliate.

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

As of January 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)*
World Income Fund	$43,392,563	$1,959,479	$(1,892,242)	$67,237
Income Generation Fund	2,119,604	25,797	—	25,797

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, mark-to-market adjustments on passive foreign investment companies and tax adjustments related to underlying investments in partnerships, grantor trusts, trust preferred securities and real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2013, the Trust operated 35 separate series, or mutual funds, each with its own investment objective and strategy. The prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains the Portfolio of Investments for the Huntington World Income Fund (“World Income Fund”) and Huntington Income Generation Fund (“Income Generation Fund”) (individually referred to as a “Fund”, or collectively as the “Funds”). The World Income Fund commenced operations on May 2, 2011. The Income Generation Fund commenced operations on August 31, 2012. The World Income Fund offers Trust and Class A shares. The Income Generation Fund offers Trust and Class C shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% on shares sold within one year of purchase.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2013, based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
World Income Fund
Investment Securities:
Common Stocks
Consumer Staples	$1,613,785	$—	$—	$1,613,785
Energy	8,427,005	—	—	8,427,005
Financials	2,946,952	—	—	2,946,952
Health Care	1,305,090	—	—	1,305,090
Industrials	909,840	—	—	909,840
Information Technology	520,786	—	—	520,786
Materials	800,415	—	—	800,415
Real Estate Investment Trusts	2,685,900	—	—	2,685,900
Telecommunication Services	2,475,076	—	—	2,475,076
Utilities	1,829,858	—	—	1,829,858
Preferred Stocks
Financials	2,258,510	386,250	—	2,644,760
Materials	325,600	—	—	325,600
Real Estate Investment Trusts	812,550	—	—	812,550
Telecommunication Services	476,000	—	—	476,000
Utilities	732,700	—	—	732,700
Corporate Bonds
Financials	—	2,544,237	—	2,544,237
Materials	—	533,240	—	533,240
Real Estate Investment Trusts	—	238,948	—	238,948
Foreign Government Bonds	—	2,099,223	—	2,099,223
Closed-End Funds	870,280	—	—	870,280
Exchange-Traded Funds	719,841	—	—	719,841
Options Purchased	282,500	—	—	282,500
Cash Equivalents	1,567,280	—	—	1,567,280
Short-Term Securities Held as Collateral for Securities Lending	5,856,463	—	—	5,856,463

Total Investment Securities	37,416,431	5,801,898	—	43,218,329

Other Financial Instruments:*
Written Options	(156,583)	—	—	(156,583)

Total Investments	37,259,848	5,801,898	—	43,061,746

Income Generation Fund
Investment Securities:
Mutual Funds	2,145,401	—	—	2,145,401

Total Investment Securities	2,145,401	—	—	2,145,401

*	Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.

For the period ended January 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of January 31, 2013.

B. When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The Funds did not own any when-issued or delayed-delivery securities as of January 31, 2013.

C. Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D. Derivative Instruments

The Fund may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Fund may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—The Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At January 31, 2013, the Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of the World Income Fund’s written option activity for the period ended January 31, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2012	204	$17,755
Options written	7,145	541,931
Options expired	(914)	(65,593)
Options closed	(2,848)	(217,250)
Options exercised	(330)	(43,218)

Outstanding at 1/31/2013	3,257	$233,625

At January 31, 2013, the World Income Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation/ (Depreciation)
Apple, Inc.	Call	February 2013	$480	6	$930	$1,685
AstraZeneca PLC	Call	February 2013	50	100	600	4,299
Banco Santander SA	Call	March 2013	9	480	2,400	4,318
BCE, Inc.	Call	March 2013	45	98	2,940	(98)
Cheniere Energy Partners LP	Call	February 2013	24	185	2,775	5,774
Crosstex Energy LP	Call	March 2013	17.50	310	6,200	(311)
Enterprise Products Partners LP	Call	February 2013	55	95	15,675	(3,611)
iShares iBoxx $ High Yield Corporate Bond Fund	Call	February 2013	94	40	600	1,960
Kinder Morgan Energy Partners LP	Call	March 2013	87.50	46	10,695	(1,749)
Plains All American Pipeline LP	Call	March 2013	52.50	80	9,200	(3,200)
Plains All American Pipeline LP	Call	March 2013	50	7	2,118	(683)
ProShares VIX Short-Term Futures ETF	Call	March 2013	19	200	19,000	8,899
Seadrill Ltd.	Call	February 2013	39	100	10,000	(5,601)
Solar Capital Ltd.	Call	February 2013	25	150	5,250	(2,401)
Southern Copper Corp.	Call	February 2013	40	110	4,950	2,320
SPDR S&P 500 ETF Trust	Put	February 2013	138	500	4,500	34,497
SPDR S&P 500 ETF Trust	Put	March 2013	142	500	42,000	15,496
Total SA	Call	February 2013	55	100	5,500	(2,101)
Vodafone Group	Put	April 2013	27	150	11,250	17,549

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$77,042

E. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At January 31, 2013, the Funds did not hold any restricted securities.

F. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

G. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the World Income Fund may invest in certain affiliated money market funds which are managed by the Advisor. A summary of the World Income Fund’s investment in such affiliated money market funds is set forth below:

World Income Fund	10/31/2012 Market Value	Purchases	Sales	1/31/2013 Market Value	Income
Huntington Money Market Fund	$1,270,934	$2,403,209	$(3,674,143)	$—	$4
Huntington U.S. Treasury Money Market Fund	—	5,272,383	(3,705,103)	1,567,280	52

Additionally, Income Generation Fund invests in other funds within the Trust. A summary of these investments in affiliated funds is set forth below:

Income Generation Fund	10/31/2012 Market Value	Purchases	Sales	1/31/2013 Market Value	Income
Huntington Money Market Fund	$86,588	$284,310	$(370,898)	$—	$1
Huntington U.S. Treasury Money Market Fund	—	551,904	(551,904)	—	12
Huntington Disciplined Equity Fund	—	350,000	—	353,597	—
Huntington Dividend Capture Fund	298,120	40,211	(100,000)	248,811	5,254
Huntington Income Equity Fund	231,036	327,514	(475,000)	103,314	2,570
World Income Fund	986,317	538,679	(100,000)	1,439,679	19,723

H. Securities Lending

To generate additional income, the World Income Fund may lend a certain percentage of its total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Fund, based on the prior day’s closing price. The Fund receives payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Fund lending securities receive an annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Fund or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for the securities lending. Pursuant to the Master Securities Loan Agreement, Huntington receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of January 31, 2013, the Funds had securities with the following market value on loan:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Fund	Fees Paid by the Fund to Huntington from Securities Lending
World Income Fund	$5,773,775	$5,856,463	$5,207,598	$18,199	$3,151

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Huntington Funds

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date 3/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date 3/28/2013

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date 3/28/2013